About the presentation of our consolidated financial statements - Additional information (Details) $ in Millions, $ in Millions	12 Months Ended		84 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2024 AUD ($)
Disclosure of joint operations [line items]
Materiality threshold	$ 700
Intragroup loans				$ 16,265	$ 15,717
Carbon emission reduction target (%), 2030	50.00%
Carbon emission reduction target (%), 2050	0.00%
Carbon emission reduction, percent			14.00%
Gross emissions, reduction target (%), 2030	40.00%
Gross emissions reduction, use of offsets limitation (%)	10.00%
Investment in various decarbonisation projects, capitalised	$ 182	$ 283	$ 182
Operating expenditure and R&D costs	430	306
Contractually committed decarbonisation capital commitments	142	114	142
Investment in entities specialising in decarbonisation and related technology accounted as financial assets	7	89	$ 7
Other operations - RTITQO
Disclosure of joint operations [line items]
Post-tax net present value of cash-generating unit decrease due to carbon tax per tonne after sensitivity analysis	$ 250
Carbon tax per tonne increase sensitivity analysis	25.00%		25.00%	25.00%
Other intangible assets
Disclosure of joint operations [line items]
Carbon abatement spend	$ 57	50
Bottom of range
Disclosure of joint operations [line items]
Estimated incremental capital expenditures	1,000	5,000
Top of range
Disclosure of joint operations [line items]
Estimated incremental capital expenditures	$ 2,000	$ 6,000